RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of debt reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Accretion expense	$ 38,220	$ 0	$ 0
Amount of debt being restructured
Accrued interest payable	$ 109,064